CAPITAL STOCK - Strategic DAS Agreement (Details) - Strategic DAS Agreement - Related party - Cypress LLC	Sep. 29, 2025
Related Party Transaction [Line Items]
Initial term of agreement	5 years
Renewal term of the agreement	1 year
Minimum notice period to prevent automatic renewal	30 days
Percentage of management fee payable monthly	1.25%
Threshold number of days for paying management fee	15 days
Incentive fee as percentage of net returns	10.00%
Threshold number of days of prior written notice for termination of agreement for cause	30 days
Threshold number of days of prior written notice for termination of agreement without cause	30 days
Threshold number of days of prior written notice for termination of agreement due to illegality	3 days